Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 638,736	$ 75,612	$ 38,743
Prepaid expenses	50,000	81,914
Deferred offering costs			297,233
Total current assets	688,736	157,526	335,976
Deferred finance costs	150,000
Marketable securities held in Trust Account	48,974,196	89,243,362
Total assets	49,812,932	89,400,888	335,976
Current liabilities
Accounts payable and accrued liabilities	1,543,947	395,550	136,558
Income tax payable	352,000	221,665
Franchise tax payable	30,000	200,000
Excise tax payable	436,665
Deferred underwriting fee payable	1,800,000
Total current liabilities	5,677,656	946,215	224,758
Warrant liability	2,438,750
Deferred underwriting fee payable		2,587,500
Total for non-current liabilities	2,438,750	2,587,500
Total liabilities	8,116,406	3,533,715	224,758
Commitments and Contingencies (Note 6)
Redeemable Common Stock
Redeemable Common Stock, $0.0001 par value; 4,509,403 and 8,625,000 shares outstanding subject to redemption at $10.78 and $10.32 per share as of September 30, 2023 and December 31, 2022, respectively	48,592,196	89,043,362
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value; 100,000,000 authorized shares, 3,006,250 shares issued and outstanding (excluding 4,509,403 and 8,625,000 shares subject to redemption) at September 30, 2023 and December 31, 2022	301	301	288
Additional paid in capital			124,712
Accumulated deficit	(6,895,971)	(3,176,490)	(13,782)
Total stockholders’ (deficit) equity	(6,895,670)	(3,176,189)	111,218
Total liabilities and stockholders’ (deficit) equity	49,812,932	89,400,888	335,976
Related Party
Current liabilities
Related party notes payable, net of discount	$ 1,515,044	129,000
Advances from related party		$ 129,000	$ 88,200